Taxes - Schedule of Loss Before Income Taxes Geographic Locations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Income Taxes Geographic Locations [Line Items]
Loss before income taxes	$ (26,659,768)	$ (17,975,601)	$ (32,920,950)
Mainland China [Member]
Schedule of Loss Before Income Taxes Geographic Locations [Line Items]
Loss before income taxes	(18,428,196)	(16,127,911)	(26,296,232)
Others [Member]
Schedule of Loss Before Income Taxes Geographic Locations [Line Items]
Loss before income taxes	$ (8,231,572)	$ (1,847,690)	$ (6,624,718)